Port Street Quality Growth Fund
Schedule of Investments
December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 57.2%
Communication Services - 6.8%
Alphabet, Inc., Class A *	2,100	$3,680,544
Walt Disney Co. *	46,200	8,370,516
		12,051,060
Consumer Discretionary - 3.5%
NIKE, Inc., Class B	24,600	3,480,162
Starbucks Corporation	25,000	2,674,500
		6,154,662
Consumer Staples - 6.5%
Coca-Cola Co.	80	4,387
PepsiCo, Inc.	14,500	2,150,350
Procter & Gamble Co.	15,700	2,184,498
Reckitt Benckiser Group plc - ADR	119,400	2,163,528
Unilever plc - ADR	45,710	2,759,056
Walmart, Inc.	15,600	2,248,740
		11,510,559
Financials - 4.2%
Berkshire Hathaway, Inc., Class B *	32,300	7,489,401

Health Care - 9.3%
Becton, Dickinson & Co.	3,500	875,770
Biogen, Inc. *	14,300	3,501,498
Johnson & Johnson	13,200	2,077,416
Medtronic plc	24,200	2,834,788
Novo Nordisk - ADR	60,400	4,218,940
Varian Medical Systems, Inc. *	16,600	2,905,166
		16,413,578
Industrials - 11.0%
3M Co.	15,600	2,726,724
C.H. Robinson Worldwide, Inc.	47,100	4,421,277
Expeditors International of Washington, Inc.	25,600	2,434,816
General Dynamics Corporation	24,074	3,582,693
Raytheon Technologies Corporation	87,300	6,242,823
		19,408,333
Information Technology - 14.5%
Accenture plc, Class A	9,100	2,377,011
Apple, Inc.	38,720	5,137,757
Cisco Systems, Inc.	92,900	4,157,275
Cognizant Technology Solutions Corporation, Class A	47,400	3,884,430
Microsoft Corporation	20,100	4,470,642
Oracle Corporation	87,700	5,673,313
		25,700,428
Materials - 1.4%
International Flavors & Fragrances, Inc.	23,598	2,568,406

Total Common Stocks
(Cost $64,879,097)		101,296,427

SHORT-TERM INVESTMENTS - 38.6%	Par
U.S. Treasury Bills
0.032%, 1/26/21 (a)(b)	$23,500,000	23,499,461
0.053%, 2/25/21 (a)(b)	23,000,000	22,998,090
0.062%, 3/25/21 (a)(b)	22,000,000	21,996,822

Total Short-Term Investments
(Cost $68,492,277)		68,494,373

Total Investments - 95.8%
(Cost $133,371,374)		169,790,800
Other Assets and Liabilities, Net - 4.2%		7,414,548
Total Net Assets - 100.0%		$177,205,348

ADR - American Depositary Receipt
plc - Public Limited Company
*	Non-income producing security
(a)	Rate shown is the effective yield as of December 31, 2020.
(b)	Level 2 security.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Common Stocks	$101,296,427	$-	$-	$101,296,427
Short-Term Investments	-	68,494,373	-	68,494,373
Total Investments in Securities	$101,296,427	$68,494,373	$-	$169,790,800

Refer to the Schedule of Investments for further information on the classification of investments.